Annual Total Returns - FundsManager 85% Portfolio [BarChart] - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-11 - FundsManager 85% Portfolio - VIP FundsManager 85% Portfolio-Service VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(5.30%)
Annual Return 2012	14.13%
Annual Return 2013	27.86%
Annual Return 2014	5.29%
Annual Return 2015	0.39%
Annual Return 2016	5.66%
Annual Return 2017	23.05%
Annual Return 2018	(8.90%)
Annual Return 2019	26.05%
Annual Return 2020	17.93%